Income Tax: Schedule of Deferred Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Assets, Gross
Deferred Tax Assets, Policy Liabilities and Reserves		$ 159	$ 842
Deferred Tax Assets, Investments		1,249	4,053
Deferred Tax Assets, Other		119	73
Deferred Tax Assets, Gross		1,527	4,968
Deferred Tax Liabilities, Gross
Deferred Tax Liabilities, Unrealized Gains on Trading Securities		248	1,467
Deferred Tax Liabilities, Other		75
Deferred Tax Liabilities, Gross		324	1,483
Net deferred tax asset	$ 814	$ 1,203	$ 3,485